Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

10. SHARE-BASED COMPENSATION

The following is a summary of share-based compensation expenses reported in the Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income for the three and nine months ended September 30, 2024 and 2023:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2024	2023	2024	2023
Research and Development	$600,000	$-	$3,227,300	$188,908
General and Administrative Expenses	68,974	549,031	319,709	1,172,136
Total Share-Based Compensation Expense Included in Operating Expenses	$668,974	$549,031	$3,547,009	$1,361,044

(a) Share-Based Compensation under 2022 Equity Incentive Plan

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”), which provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to eligible employees, directors and consultants, to be granted from time to time by the Board of Directors of the Company. The 2022 Plan provides for an automatic increase in the number of shares available for issuance beginning on January 1, 2023 and each January 1 thereafter, by 4% of the number of outstanding shares of common stock on the immediately preceding December 31, or such number of shares as determined by the Board of Directors. On July 16, 2024, at the Company’s 2024 Annual Stockholders’ Meeting, the Company’s stockholders approved the proposal to amend the 2022 Plan to increase the number of shares available for issuance by 416,667 shares. As of September 30, 2024, the number of remaining shares available for issuance under the 2022 Plan is equal to 351,034.

Stock Grants

On July 11, 2023, the Company recognized $187,200 of share-based compensation expense upon the issuance of 3,336 shares of common stock to the Company’s Board of Directors, by virtue of the terms of the agreements described in Note 12, which is reflected in general and administrative expenses in the Consolidated Condensed Statements of Operations and Comprehensive (Loss) Income.

Stock Options

The Company grants stock options to employees, non-employees, and Directors with exercise prices equal to the closing price of the underlying shares of the Company’s common stock on the Nasdaq Capital Market on the date that the options are granted. Options granted generally have a term of five or ten years from the grant date and are subject to vesting as determined in the individual award agreement. The Company estimates the fair value of stock options on the grant date by applying the Black-Scholes option pricing valuation model.

The following table summarizes the significant assumptions used in determining the fair value of options granted for the three and nine months ended September 30, 2024:

2024
Weighted-average grant date fair value	1.76
Risk-free interest rate	3.62% - 4.17%
Expected volatility	86.0% - 87.0%
Expected term (years)	6.41 - 10.00
Expected dividend yield	0.00%

The following table summarizes the significant assumptions used in determining the fair value of options granted for the three and nine months ended September 30, 2023:

2023
Weighted-average grant date fair value	41.04
Risk-free interest rate	4.25% - 4.33%
Expected volatility	105.0% - 110.0%
Expected term (years)	3.18 - 3.76
Expected dividend yield	0.00%

Upon the Closing of the IPO on July 12, 2023, the Company granted an aggregate of 50,664 stock options to directors and executives, with a weighted average exercise price of $57.00. There were no stock options granted, issued, or outstanding prior to the IPO. Upon receiving shareholder approval to increase the number of shares available under the 2022 Plan on July 16, 2024, the Company determined that the grant date criteria (as defined in ASC 718) was met, and therefore granted 64,183 stock options to certain directors, executives, and non-employees, in accordance with the terms of the individuals’ employment agreements. On September 26, 2024, the Board of Directors approved the grant of an additional 20,834 stock options to an executive. For the three and nine months ended September 30, 2024, the weighted average grant date fair value of options granted was $10.92.

For the three and nine months ended September 30, 2024, the Company recognized $15,246 of compensation expense related to stock option awards ($233,728 for the three and nine months ended September 30, 2023).

Restricted Stock Units

Compensation cost for service-based RSUs is based on the grant date fair value of the award, which is the closing market price of the Company’s common stock on the grant date multiplied by the number of shares awarded.

Upon the Closing of the IPO on July 12, 2023, the Company granted an aggregate of 2,672 RSUs to directors of the Company. No RSUs were granted, vested, or outstanding prior to the IPO. For the three and nine months ended September 30, 2024 the Company recognized $0 of compensation expense related to the vesting of RSUs ($37,338 and 668 RSUs, for the three and nine months ended September 30, 2023).

There were no RSUs granted during the three or nine months ended September 30, 2024. During the three and nine months ended September 30, 2024, the Company issued 0 and 21,338 shares of common stock, respectively, pursuant to RSUs granted to executives and directors in November 2023, which were fully vested as of December 31, 2023 (none during the three or nine months ended September 30, 2023).

(b) Share-Based Payments to Vendors for Services

During the nine months ended September 30, 2024 and 2023, the Company issued 0 and 77,500 fully vested, nonforfeitable common stock shares, respectively, as share-based payments to two nonemployees, Florida State University Research Fund, Inc. and Kentucky Technology Inc, in exchange for research and development services to be rendered to the Company in the future. The Company recognizes prepaid research and development costs on the grant date, as defined in ASC 718. Florida State University Research Fund, Inc. agreed to render research and development services related to development of celgosivir over a period of up to five years using the proceeds from the sale of the Company’s common shares to fund the services. Prepaid research and development costs recognized associated with the Florida State University Research Fund, Inc. are expected to be rendered within one year. Kentucky Technology Inc. agreed to furnish a written report on the potential development of SJ733 + tafenoquine in exchange for fully vested shares of the Company’s common stock. On May 3, 2024, the Company indicated to Kentucky Technology, Inc. that the report (delivered in April 2024) was acceptable to the Company. Upon acceptance, the Company recognized $2,625,000 of share-based compensation expense, which is reflected in Research and Development expense in the results of operations for the nine months ended September 30, 2024. As of September 30, 2024, the unamortized balance of prepaid assets related to these share-based payments for research and development costs for which the grant date criteria has been met and the services are expected to be rendered within one year is $103,385 ($2,730,685 at December 31, 2023), which is presented as a component of Prepaid and Other Assets on the accompanying Consolidated Condensed Balance Sheets.

In addition to share-based payments for research and development services, during the nine months ended September 30, 2024 and 2023, 0 and 45,191 common stock shares, respectively, were issued as fully vested, nonforfeitable equity instruments to nonemployees (0 and 2,438 during the three months ended September 30, 2024 and 2023, respectively). As of September 30, 2024, the unamortized balance of current prepaid assets related to these share-based payments for which the services are expected to be rendered within one year is $176,471 ($948,581 at December 31, 2023), which is reported in Prepaid and Other Assets on the Consolidated Condensed Balance Sheets. The unamortized balance of noncurrent prepaid assets related to these share-based payments for which the services are expected to be rendered beyond one year is $110,294 ($242,647 at December 31, 2023), reported in Long-Term Prepaid Expense on the Consolidated Condensed Balance Sheets.

The agreements with the nonemployees do not include any provisions to claw back the share-based payments in the event of nonperformance by the nonemployees. Subject to applicable federal and state securities laws, the nonemployees can sell the received equity instruments.

11. SHARE-BASED COMPENSATION

The following is a summary of share-based compensation expenses reported in the Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2023 and 2022:

	For the Year Ended December 31,
	2023	2022
Research and Development	$192,371	$-
General and Administrative Expenses	1,543,803	-
Total Share-Based Compensation Expense Included in Operating Expenses	$1,736,174	$-

On November 22, 2022, the Company adopted the 2022 Equity Incentive Plan (the “2022 Plan”), which provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to eligible employees, directors and consultants, to be granted from time to time by the Board of Directors of the Company. The 2022 Plan provides for an automatic increase in the number of shares available for issuance beginning on January 1, 2023 and each January 1 thereafter, by 4% of the number of outstanding shares of common stock on the immediately preceding December 31, or such number of shares as determined by the Board of Directors. As of December 31, 2023, the number of remaining shares available for issuance under the 2022 Plan is equal to 305.

Stock Grants

On July 11, 2023, the Company recognized $187,200 of share-based compensation expense upon the issuance of 40,000 shares of common stock to the Company’s Board of Directors, by virtue of the terms of the agreements described in Note 12, which is reflected in general and administrative expenses in the consolidated statement of operations.

Stock Options

The Company grants stock options to employees, non-employees, and Directors with exercise prices equal to the closing price of the underlying shares of the Company’s common stock on the Nasdaq Capital Market on the date that the options are granted. Options granted generally have a term of five years from the grant date and are subject to vesting as determined in the individual award agreement. As of December 31, 2023, stock options granted under the 2022 Plan consist of options granted to directors of the Company on the IPO date, which were fully vested on the date of grant. The Company estimates the fair value of stock options on the grant date by applying the Black-Scholes option pricing valuation model.

The following table summarizes the significant assumptions used in determining the fair value of options on the respective grant dates or modification dates for the year ended December 31, 2023:

2023
Weighted-average grant date fair value	$3.16
Risk-free interest rate	4.33%
Expected volatility	110.0%
Expected term (years)	3.18
Expected dividend yield	0.00%

The following table summarizes the Company’s stock option activities:

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Options outstanding, December 31, 2022	-	$-	$-	-
Granted	37,736	5.30	-	5.00
Exercised	-	-	-	-
Forfeited	-	-	-	-
Expired	-	-	-	-
Options outstanding, December 31, 2023	37,736	$5.30	$-	4.53

Options vested and exercisable, December 31, 2023	37,736	$5.30	$-	4.53

The aggregate intrinsic value in the table above reflects the difference between the Company’s closing stock price on the last trading day of the period and the exercise price of the options, multiplied by the number of in-the-money stock options. The intrinsic value of stock options changes based on the price of the Company’s common stock.

For the year ended December 31, 2023, the Company recognized $119,246 of compensation expense related to stock option awards ($0 for the year ended December 31, 2022). No stock options were exercised, forfeited, or expired during the period presented. At December 31, 2023, the Company had no unrecognized share-based compensation expense related to unvested options.

The Company also has compensation agreements with two executives and a consultant, which provide the individuals the right to an aggregate of 740,000 stock options that are subject to shareholder approval to increase the number of shares available under the 2022 Plan. These options are subject to vesting annually over five years with the first vesting date being December 31, 2024, and have an exercise price that was initially equal to the closing share price on the date of the IPO and later amended to $1.00 per share. Pursuant to the directors’ agreements described in Note 12, the agreements provide for the issuance of an aggregate of 30,188 stock options to our directors with an exercise price of $5.30 per share, vesting 100% on July 11, 2024, also contingent on the receipt of shareholder approval. For accounting and disclosure purposes, no fair value has been ascribed to these stock option awards as no grant date (as defined in ASC 718) has been established.

Restricted Stock Units

The following table summarizes the Company’s RSU activity for the year ended December 31, 2023:

	Number of Units	Weighted Average Grant Date Fair Value
Unvested balance, December 31, 2022	-	$-
Granted	256,000	0.87
Vested	(256,000)	0.87
Forfeited	-	-
Unvested balance, December 31, 2023	-	$-

During the year ended December 31, 2023, the Company granted 256,000 RSUs to employees, non-employees, and Directors. The Company recognized $222,480 of compensation expense related to vested RSUs for the year ended December 31, 2023 ($0 for the year ended December 31, 2022). During the year ended December 31, 2023, 256,000 shares of common stock underlying RSUs vested. These shares are excluded from the number of shares outstanding at December 31, 2023, as the shares have not yet been issued to the respective employees, non-employees and Directors. At December 31, 2023, the Company had no unrecognized compensation cost related to unvested RSUs.

Share-Based Payments to Vendors for Services

During the year ended December 31, 2023, the Company issued 525,000 common stock shares and 405,000 common stock shares as share-based payments to two nonemployees, Kentucky Technology Inc. and Florida State University Research Fund, Inc., respectively, in exchange for research and development services to be rendered to the Company in the future. Kentucky Technology Inc. is expected to render research and development services to identify a combination drug partner for tafenoquine over a period of fifteen months. Florida State University Research Fund, Inc. is expected to render research and development services related to development of celgosivir over a period of up to five years. The Company recognizes prepaid research and development costs on the grant date, as defined in FASB ASC Subtopic No. 718, Compensation-Stock Compensation. As of December 31, 2023, the unamortized balance of prepaid assets related to these share-based payments for research and development costs for which the grant date criteria has been met and the services are expected to be rendered within one year is $2,730,685 ($0 at December 31, 2022), which is presented as a component of Prepaid and Other Assets on the accompanying Consolidated Balance Sheets.

In addition to share-based payments for research and development services, during the years ended December 31, 2023 and 2022, 552,799 and 0 common stock shares, respectively, were issued as fully vested, nonforfeitable equity instruments to nonemployees. 120,000 and 100,000 of the common stock shares issued during the year ended December 31, 2023, were issued to Trevally, LLC and Carmel, Milazzo & Feil LLP, respectively. Before June 30, 2024, Trevally, LLC is expected to provide castanopsermine, a stable starting material to support the manufacture of good manufacturing grade (GMP)-grade celgosivir for clinical studies. Sichenzia Ross Ference Carmel (formerly known as Carmel, Milazzo & Feil LLP) is expected to provide legal services before April 30, 2026. As of December 31, 2023, the unamortized balance of current prepaid assets related to these share-based payments for which the services are expected to be rendered within one year is $776,471 ($0 at December 31, 2022), which is reported in Prepaid and Other Assets on the Consolidated Balance Sheets. The unamortized balance of noncurrent prepaid assets related to these share-based payments for which the services are expected to be rendered beyond one year is $242,647 ($0 at December 31, 2022), reported in Long-Term Prepaid Expense on the Consolidated Balance Sheets.

The agreements with the nonemployees do not include any provisions to claw back the share-based payments in the event of nonperformance by the nonemployees. Subject to applicable federal and state securities laws, the nonemployees can sell the received equity instruments.

Deemed Capital Contribution for Related Party Compensation Expense

During the year ended December 31, 2023, the Company’s Chief Executive Officer, Geoff Dow, and Chief Financial Officer, Tyrone Miller, agreed to forego payment of cash compensation for certain periods they were active employees of the Company. In accordance with SEC Staff Accounting Bulletin (“SAB”) 5T, Accounting for Expenses or Liabilities Paid by Principal Stockholder(s), the Company recorded $163,228 as general and administrative expense as a deemed capital contribution, which was reflected as an increase in Additional Paid-in Capital in the consolidated financial statements. The deemed capital contribution represents the compensation costs that would have been paid by the Company during the year ended December 31, 2023 had the officers not agreed to non-payment.